Debt and Interest Expense - Additional Information (details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]	Dec. 31, 2010 Note Payable To Anadarko [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Oct. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Percentage Above Federal Funds Effective Rate [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Wattenberg Term Loan [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Maximum [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Minimum [Member]	May 31, 2011 Interest Rate Swap [Member]	May 31, 2010 Interest Rate Swap [Member]
Debt Instrument Line Items
Fixed interest rate				4.00%		5.375%			4.00%		2.82%
Principal	$ 1,170,000,000	$ 675,000,000	$ 520,000,000	$ 670,000,000	$ 150,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 175,000,000	$ 175,000,000													$ 250,000,000
Offering Percent			99.194%		105.178%	98.778%
Effective interest rate				4.04%		5.648%
Term of instrument or obligation	1 year			10 years		10 years			5 years			5 years											3 years
Underwriting discount				4,400,000		3,300,000
Revolving Credit Facility, current maximum borrowing capacity												800,000,000			450,000,000
Revolving Credit Facility, additional borrowings													0
Interest rate percent above LIBOR																1.00%	1.90%	0.90%	1.30%	0.30%	0.50%			3.50%	2.50%
Revolving Credit Facility, interest rate at period end													1.71%	1.80%
Facility fee													0.25%	0.25%			0.35%		0.20%
Accelerated amortization expense																						1,300,000
Realized loss on terminated swap agreement			1,700,000																							1,900,000	2,400,000
Outstanding letters of credit													$ 6,700,000
Covenants	The indentures governing the 2022 Notes and the 2021 Notes contain customary events of default including, among others, (i) default for 30 days in the payment of interest when due; (ii) default in payment, when due, of principal of or premium, if any, at maturity, upon redemption or otherwise; and (iii) certain events of bankruptcy or insolvency. The indentures also contain covenants that limit, among other things, the ability of the Partnership, as well as that of certain of the Partnership’s subsidiaries, to (i) create liens on principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of the Partnership’s properties or assets to another entity.
Revolving Credit Facility covenants												The RCF continues to contain certain covenants that limit, among other things, the ability of the Partnership, and that of certain of its subsidiaries, to incur additional indebtedness, grant certain liens, merge, consolidate or allow any material change in the character of the Partnership’s business, enter into certain affiliate transactions and use proceeds other than for Partnership purposes. The RCF also contains various customary covenants, customary events of default and a maximum consolidated leverage ratio as of the end of each fiscal quarter (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions.
Senior Notes redemption provisions				The 2022 Notes mature on July 1, 2022, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2022 Notes in whole or in part, at any time before April 1, 2022, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2022 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2022 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2022 Notes) plus 37.5 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after April 1, 2022, the 2022 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus accrued interest on the 2022 Notes to be redeemed to the date of redemption.		The 2021 Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2021 Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2021 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2021 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2021 Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the 2021 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2021 Notes to be redeemed, plus accrued interest on the 2021 Notes to be redeemed to the date of redemption.